Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets
Deductible VAT input		¥ 196,021	¥ 495,150
Prepayments to vendors		104,271	217,883
Prepaid rental and deposits		30,357	67,969
Loan receivable from Lifan Holdings		8,000	8,000
Others		15,006	23,954
Total	$ 54,200	¥ 353,655	¥ 812,956